As filed with the Securities and Exchange Commission on November 20, 2003

File Nos. 2-74452 811-3290

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 44 and/or	|X|
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 45	|X|
(Check appropriate box or boxes)

Merrill Lynch Variable Series Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 9011, Princeton, New Jersey 08543-9011 (Address of Principal Executive Offices) (Zip Code)

(609) 282-2800 Registrant’s Telephone Number, including Area Code

Terry K. Glenn Merrill Lynch Variable Series Funds, Inc. 800 Scudders Mill Road Plainsboro, New Jersey 08536 (Name and Address of Agent for Service)

Copies to:
Andrew J. Donohue, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011	Leonard B. Mackey, Jr., Esq. CLIFFORD CHANCE US LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective (check appropriate box):
	| |	immediately upon filing pursuant to paragraph (b) of Rule 485
	|X|	on November 24, 2003 pursuant to paragraph (b) of Rule 485
	| |	60 days after filing pursuant to paragraph (a)(1) of Rule 485
	| |	on (date) pursuant to paragraph (a)(1) of Rule 485
	| |	75 days after filing pursuant to paragraph (a)(2) of Rule 485
	| |	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
| |	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Merrill Lynch Variable Series Funds, Inc. (the “Company”) is an open-end management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the “Funds” or individually as a “Fund”). Three separate classes of common stock (“Common Stock”), Class I Common Stock, Class II Common Stock and Class III Common Stock are offered for each Fund. This document consists of prospectuses for two of the Funds (one prospectus for each Fund), and Other Important Information sections for the Class I Common Stock, Class II Common Stock and Class III Common Stock of those Funds, each of which constitutes a part of the prospectus for either the Class I Common Stock, Class II Common Stock or Class III Common Stock of a Fund, as appropriate. A table of contents may be found in each prospectus.

The investment adviser of each Fund is Merrill Lynch Investment Managers, L.P. (the “Investment Adviser”), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of each Fund is FAM Distributors, Inc.

The Class I, Class II and Class III shares of the Funds are sold to separate accounts (“Separate Accounts”) of certain insurance companies to fund benefits under variable annuity contracts (“Variable Annuity Contracts”) and/or variable life insurance contracts (together with the Variable Annuity Contracts, the “Contracts”) issued by such companies. The Company’s Funds are currently sold to Merrill Lynch Life Insurance Company (“MLLIC”), ML Life Insurance Company of New York (“ML of New York”), indirect wholly owned subsidiaries of Merrill Lynch & Co. Inc., Hartford Life Insurance Company (“Hartford”), Annuity Investors Life Insurance Company (“AILIC”), Family Life Insurance Company (“Family Life”), The AIG Life Companies (U.S.) (“AIG Life”), American General Life Insurance Company (“American General”), American International Life Assurance Company of New York, (“AIL of NY”), American Fidelity Assurance Company (“American Fidelity”), Annuity InvestorsSM Life Insurance Company (“Annuity Investors”), PFL Life Insurance Company (“PFL Life”), AUSA Life Insurance Company (“AUSA”), Hartford Life and Annuity Insurance Company (“Hartford Life and Annuity”), Security Life of Denver (“Security Life”), Manulife Financial (“Manulife”) and Manufacturers Life Insurance Company of New York (“Manufacturers of New York” and, together with MLLIC, ML of New York, Hartford, AILIC, Family Life, AIG Life, American General, AIL of NY, American Fidelity, Annuity Investors, PFL Life, AUSA, Hartford Life and Annuity, Security Life and Manulife, the “Insurance Companies”). The Separate Accounts invest in shares of the Funds in accordance with instructions received from Contract owners. The Contracts, other than Contracts issued by AILIC and American General, are offered by agents of Merrill Lynch Life Agency, Inc. (“MLLA”), an affiliate of the Investment Adviser, and Contracts issued by an Insurance Company may be offered by agents associated with that Insurance Company. MLLIC and ML of New York are also affiliates of the Investment Adviser.

[LOGO] Merrill Lynch Investment Managers	www.mlim.ml.com

Prospectus
November 24, 2003

Merrill Lynch Variable Series Funds, Inc.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Merrill Lynch Large Cap Growth V.I. Fund
		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Large Cap Growth V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	10

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-2
	Investment Strategies	I-2
	Types of Investment Risk	I-9
	How to Buy and Sell Shares	I-13

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-15

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

Large Cap Companies — companies that are included at the time of purchase in the Russell 1000® Index. This definition of large cap companies may be changed in response to changes in the market.

Russell 1000® Index — an index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

Russell 1000® Growth Index — a subset of the Russell 1000® Index that consists of those Russell 1000® securities with a greater than average growth orientation.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term capital growth.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

The Fund invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies the Investment Adviser selects from among those that are, at the time of purchase, included in the Russell 1000® Index. The Fund seeks to outperform the Russell 1000® Growth Index by investing primarily in equity securities that the Investment Adviser believes have good prospects for earnings growth.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.

The Investment Adviser uses quantitative models that employ various factors to look for companies that, in its opinion, are consistent with the Fund’s investment strategy.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock or stock market in which the Fund invests is rising or falling. At other times there are specific factors that may affect the value of a particular investment. Also, the Investment Adviser may select securities that underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND	3

[ICON] Key Facts

Common Stock — securities representing shares of ownership of a corporation.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities — fixed income securities, such as bonds or preferred stocks, that are exchangeable for shares of common stock of the issuer or of another company.

Contract — The Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long term goals
•	Want a professionally managed and diversified portfolio of large cap equity securities as a part of their total investment portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek long-term capital growth
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

RISK/RETURN BAR CHART

The Fund expects to commence operations on or about November 24, 2003. The Fund, however, is the successor to Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc. (“ML Large Cap Growth”), substantially all of the assets of which were acquired by the Fund on November 24, 2003. The Fund and ML Large Cap Growth have identical investment objectives and policies and use the same portfolio management personnel.

The bar chart and table shown below provide an indication of the risks of investing in the Fund, which are identical to the risks of investing in ML Large Cap Growth. The bar chart is based upon the performance of ML Large Cap Growth. The bar chart shows changes in the performance of ML Large Cap Growth’s Class A shares for each complete calendar year since ML Large Cap Growth’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown. The table compares the average annual total returns of ML Large Cap Growth’s Class A shares for the periods shown with those of the Russell 1000® Growth Index, a broad measure of market performance. How ML Large Cap Growth performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 11.14% (quarter ended June 30, 2001) and the lowest return for a quarter was -14.93% (quarter ended September 30, 2001). The year to date return as of September 30, 2003 was 19.39%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Life of Fund

Merrill Lynch Large Cap Growth V.I. Fund	-23.29%	-9.04%	†

Russell 1000® Growth Index*	-27.88%	-14.75%	††

†	Inception date of ML Large Cap Growth was April 30, 1999.
††	Since April 30, 1999.
*	The Russell 1000® Growth Index is a subset of the Russell 1000® Index. The Russell 1000® Growth Index consists of those Russell 1000 securities with a greater than average growth orientation. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.65%	0.65%	0.65%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)(b)	0.17%	0.17%	0.17%

Total Annual Fund Operating Expenses	0.82%	0.97%	1.07%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
(b)	Other expenses are estimated for the current fiscal year.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I	$ 84	$262

Class II	$ 99	$309

Class III	$109	$340

6	MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

FINANCIAL HIGHLIGHTS

The Fund expects to commence operations on or about November 24, 2003. The Fund, however, is the successor to ML Large Cap Growth, substantially all of the assets and liabilities of which were acquired by the Fund on November 24, 2003. The Fund and ML Large Cap have identical investment objectives and policies and use the same portfolio management personnel.

The Financial Highlights table is intended to help you understand the financial performance of ML Large Cap Growth, which is being assumed by the Fund, for the periods shown. Certain information reflects the financial results for a single ML Large Cap Growth share. The total returns in the table represent the rate an investor would have earned or lost on an investment in ML Large Cap Growth (assuming reinvestment of all dividends). This information, other than the information for the six-month period ended June 30, 2003, has been audited by Deloitte & Touche LLP, whose report, along with the ML Large Cap Growth’s financial statements, is included in ML Large Cap Growth’s Annual Report, which is available upon request. The financial statements for the six-month period ended June 30, 2003 are unaudited and included in the ML Large Cap Growth’s Semi-Annual Report to shareholders, which is available upon request.

ML Large Cap Growth
	Class A Shares
Increase (Decrease) in	For the Six Months Ended June 30, 2003		For the Year Ended December 31,			For the Period April 30, 1999† to December 31,
Net Asset Value:	(unaudited)		2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of period	$6.91		$9.02	$9.95	$12.03	$10.00

Investment loss — net	(.01	)‡‡	(.04 )‡‡	(.03 )‡‡	— ††	— ††

Realized and unrealized gain (loss) on investments — net	.85		(2.07)	(.90)	(1.93)	2.10

Total from investment operations	.84		(2.11)	(.93)	(1.93)	2.10

Less dividends and distributions: Investment income — net	—		—	— †††	—	—
In excess of investment income — net	—		—	—	— †††	(.04)

In excess of realized gain on investments — net	—		—	—	(.15)	(.03)

Total dividends and distributions	—		—	— †††	(.15)	(.07)

Net asset value, end of period	$7.75		$6.91	$9.02	$9.95	$12.03

Total Investment Return:**

Based on net asset value per share	12.16	%‡	(23.39)%	(9.32)%	(15.95)%	20.94%‡

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.05	%*	1.18%	1.15%	1.21%	1.25%*

Expenses	1.05	%*	1.18%	1.15%	1.34%	2.83%*

Investment loss — net	(.43	)%*	(.55)%	(.29)%	(.02)%	(.07 )%*

Supplemental Data:

Net Assets, end of period (in thousands)	$57,649		$45,100	$47,868	$51,305	$24,014

Portfolio turnover	76.46%		133.57%	172.49%	75.08%	37.25%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Amount is less than $.01 per share.
†††	Amount is less than ($.01) per share.
‡	Aggregate total investment return.
‡‡	Based on average shares outstanding.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND	7

Details About the Fund [ICON]

HOW THE FUND INVESTS

The Fund’s investment objective is long term capital growth.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies the Investment Adviser selects from among those included, at the time of purchase, in the Russell 1000® Index. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000® Index that, in its opinion, are consistent with the investment objective of the Fund. The Fund seeks to outperform the Russell 1000® Growth Index, by investing primarily in equity securities that the Investment Adviser believes have above average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

In selecting securities for the Fund’s portfolio from the Fund’s benchmark universe, the Investment Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Investment Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company’s pricing structure. A company’s stock price relative to its earnings and book value is also examined — if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

8	MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund’s portfolio is managed by a team that includes Robert C. Doll, Jr. and Dan Hanson. The team leader, Mr. Doll, is primarily responsible for the day-to-day management of the Fund. Mr. Doll has been the President of MLIM since 2001. He was Co-Head (Americas Region) of MLIM from 1999 to 2001. Prior to joining MLIM, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Because the Fund generally will not hold all the stocks in the Russell 1000® Growth Index, and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:
•	Relative price to earnings and price-to-book ratios
•	Stability and quality of earnings momentum and growth
•	Weighted median market capitalization of the Fund’s portfolio
•	Allocation among the economic sectors of the Fund’s portfolio as compared to the index
•	Weighted individual stocks within the index

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may also use certain other strategies.

The Fund also may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts or “ADRs.” Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered “foreign securities” for the purpose of the Fund’s investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers’ acceptances. These investments may affect the Fund’s ability to meet its investment objective.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND	9

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Large Cap Growth V.I. Fund
Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	•	X		X							X

Non-investment grade securities	Ø

Foreign Securities	10		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15			X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X

Each of these strategies and risks is explained in the “Other Important Information” section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the “Other Important Information” section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Table of Contents

Merrill Lynch International Value V.I. Fund
		PAGE
[ICON]	KEY FACTS

	Merrill Lynch International Value V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	9

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-2
	Investment Strategies	I-2
	Types of Investment Risk	I-9
	How to Buy and Sell Shares	I-13

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-15

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock — securities representing shares of ownership of a corporation.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities — fixed-income securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

Price-to-earnings Ratio — price of a stock divided by its earnings per share.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is current income and long-term growth of income accompanied by growth of capital.

What are the Fund’s main investment strategies?

The Fund invests primarily in stocks of companies in developed countries located outside the United States. The Fund may purchase common stock, preferred stock and convertible securities. Normally, the Fund will invest at least 80% of its assets in stocks that pay dividends.

In investing the Fund’s assets, the Investment Adviser follows a value investing style. This means that the Investment Adviser buys stocks that it believes are currently undervalued by the market and thus have a lower price than what the Investment Adviser believes they are worth. Typical value characteristics include:
•	low price-to-earnings ratio relative to the market
•	high yield relative to the market
•	financial strength

Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Even in those industries, however, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. Also, Fund management may select securities that underperform the markets, other relevant indices, or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund’s value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index. Also, the return of the Fund will not necessarily be similar to the return of the MSCI EAFE Index.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND	3

[ICON] Key Facts

The Fund invests most of its assets in foreign securities; therefore, the Fund is subject to additional risks. For example, the Fund’s securities may go up or down in value depending on foreign exchange rates, political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are seeking long-term growth of capital and can withstand the share price volatility of equity investing
•	Are seeking to diversify a portfolio of equity securities to include foreign securities
•	Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk that the value of your investment may decline in order to seek current income and long-term growth of income, accompanied by growth of capital

4	MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND

RISK/RETURN BAR CHART

The Fund expects to commence operations on or about November 24, 2003. The Fund, however, is the successor to Mercury International Value V.I. Fund of Mercury Variable Trust (“Mercury International Value”), substantially all of the assets of which were acquired by the Fund on November 24, 2003. The Fund and Mercury International Value have identical investment objectives and policies and use the same portfolio management personnel.

The bar chart and table shown below provide an indication of the risks of investing in the Fund, which are identical to the risks of investing in Mercury International Value. The bar chart is based upon the performance of Mercury International Value. The bar chart shows changes in the performance of Mercury International Value’s Class I shares for each complete calendar year since Mercury International Value’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown. The table compares the average annual total returns of Mercury International Value’s Class I shares for the periods shown with those of the MSCI EAFE Index, a broad measure of market performance. How Mercury International Value performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 11.37% (quarter ended June 30, 1999) and the lowest return for a quarter was -22.28% (quarter ended September 30, 2002). The year to date return as of September 30, 2003 was 19.84%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Life of Fund

Mercury International Value V.I. Fund	-11.54%	-1.74	%†

MSCI EAFE Index*	-15.94%	-6.33	%††

†	Inception date of Mercury International Value was June 10, 1998.
††	Since June 30, 1998.
*	The MSCI EAFE Index is an arithmetical average weighted by market value of the performance of over 1,000 non-U.S. companies representing 20 stock markets in Europe, Australia, New Zealand and the Far East. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)(b)	0.11%	0.11%	0.11%

Total Annual Fund Operating Expenses	0.86%	1.01%	1.11%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
(b)	Other expenses are estimated for the current fiscal year.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class I	$ 88	$274

Class II	$103	$322

Class III	$113	$353

6	MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND

FINANCIAL HIGHLIGHTS

The Fund expects to commence operations on or about November 24, 2003. The Fund, however, is the successor to Mercury International Value, substantially all of the assets and liabilities of which were acquired by the Fund on November 24, 2003. The Fund and Mercury International Value have identical investment objectives and policies and use the same portfolio management personnel.

The Financial Highlights table is intended to help you understand the financial performance of Mercury International Value, which is being assumed by the Fund, for the periods shown. Certain information reflects the financial results for a single Mercury International Value share. The total returns in the table represent the rate an investor would have earned or lost on an investment in Mercury International Value (assuming reinvestment of all dividends). This information, other than the information for the six-month period ended June 30, 2003, has been audited by other auditors. The most recent auditors’ report, along with the Mercury International Value’s financial statements, is included in Mercury International Value’s Annual Report, which is available upon request. The financial statements for the six-month period ended June 30, 2003 are unaudited and included in the Mercury International Value’s Semi-Annual Report to shareholders, which is available upon request.

Mercury International Value
	Class I Shares
Increase (Decrease) in	For the Six Months Ended June 30, 2003		For the Year Ended December 31,				For the Period June 10, 1998# to December 31,
Net Asset Value:	(Unaudited)		2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$8.26		$9.69	$11.68	$11.52	$9.52	$10.00

Investment income — net	.15	†	.13 †	.20 †	.22	.15	.04

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	.77		(1.21)	(1.71)	.10	1.91	(.48)

Total from investment operations	.92		(1.08)	(1.51)	.32	2.06	(.44)

Less dividends and distributions: Investment income — net	—		(.35)	(.24)	(.11)	(.06)	(.04)
Realized gain on investments — net	—		—	(.24)	(.05)	—	—

Total dividends and distributions	—		(.35)	(.48)	(.16)	(.06)	(.04)

Net asset value, end of period	$9.18		$8.26	$9.69	$11.68	$11.52	$9.52

Total Investment Return:**

Based on net asset value per share	11.14	%‡	(11.54)%	(12.90)%	2.85%	21.68%	(4.38)%‡

Ratios to Average Net Assets:

Expenses, excluding reorganization expenses	.89	%*	.91%	.99%	.93%	1.01%	1.05%*

Expenses	.89	%*	.91%	1.01%	.93%	1.01%	1.05%*

Investment income — net	3.78	%*	1.38%	1.83%	2.20%	1.63%	1.09%*

Supplemental Data:

Net assets, end of period (in thousands)	$251,911		$240,002	$349,318	$356,292	$284,834	$289,135

Portfolio turnover	12%		55%	62%	39%	71%	24%

#	Commencement of operations.
*	Annualized.
**	Total investment return excludes insurance-related fees and expenses.
†	Based on average shares outstanding.
‡	Aggregate total investment return.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND	7

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGER

James Macmillan is the portfolio manager of the Fund. He has been a Managing Director of the Fund’s sub-adviser, Merrill Lynch Asset Management U.K. Limited, since 1993 and is the manager of Merrill Lynch Investment Managers’ London-based value equity team, which manages approximately $3.2 billion in global equities. Mr. Macmillan has been primarily responsible for the management of the Fund since 2001.

HOW THE FUND INVESTS

The Fund’s investment objective is current income and long-term growth of income accompanied by growth of capital.

Outlined below are the main strategies the Fund uses in seeking to achieve its objective.

The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its assets in stocks that pay dividends.

Fund management chooses equity securities using a value-oriented investment style. This means that the Fund seeks to invest in companies that Fund management believes to be undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund also may invest in stocks that do not pay dividends, but have growth potential unrecognized by the market or have made changes in business or management that indicate growth potential.

For temporary, emergency purposes, including to meet redemptions, and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments. The Fund temporarily can invest up to 100% of its net assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

8	MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND

[ICON] Details About the Fund

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch International Value V.I. Fund
Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	X	X		X							X

Non-investment grade securities	Ø

Foreign Securities	•		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15			X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND	9

Other Important Information

Merrill Lynch Variable Series Funds Class I Shares
		PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-2
	Investment Strategies	I-2
	Types of Investment Risk	I-9
	Special Risks Associated with Foreign Investments Generally	I-10
	How to Buy and Sell Shares	I-13
	How Shares are Priced	I-14
	Dividends and Taxes	I-14

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-15
	Additional Information	I-15

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Merrill Lynch Investment Managers, L.P., the Funds’ adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

INVESTMENT STRATEGIES

This section contains a discussion of certain investment strategies that may be used by the Funds. The risks associated with each of these strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk.” As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

I-2	MERRILL LYNCH VARIABLE SERIES FUNDS

Borrowing and Leverage Risk — Each Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the Fund’s yield. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain securities that each Fund buys may create leverage including, for example, options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or Treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.

Short-Term Trading — Each Fund can buy and sell securities whenever it sees a market opportunity, and therefore each Fund may engage in short-term trading. Short-term trading may increase a Fund’s expenses and have tax consequences. Short-term trading involves market risk and selection risk.

MERRILL LYNCH VARIABLE SERIES FUNDS	I-3

[ICON] Your Account

When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.

Real Estate Related Securities — Real estate related securities are subject to the risks associated with real estate. The main risk of real estate related securities is that the value of the real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

Foreign Securities — The Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

Depositary Receipts — The Funds may invest in securities of foreign issuers in the form of Depositary Receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. European Depositary Receipts and Global Depositary Receipts each evidence a similar ownership arrangement. These Funds may also invest in unsponsored Depositary Receipts. The issuers of such unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

I-4	MERRILL LYNCH VARIABLE SERIES FUNDS

Sovereign Debt — Sovereign debt securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject a Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its sovereign debt. Some of these reasons may include: cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or emerging growth company may lose substantial value.

Small cap or emerging growth securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small cap and emerging growth securities requires a long term view.

Warrants — A warrant gives a Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund can exercise it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Restricted and Illiquid Securities — Each Fund may invest a portion of its assets in restricted and illiquid securities that the Fund cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly sell

MERRILL LYNCH VARIABLE SERIES FUNDS	I-5

[ICON] Your Account

them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk and credit risk.

Covered Call Options — The Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Writing of Put Options — The Funds can sell covered or uncovered put options, which are options that give the purchaser the right to require a Fund to buy the underling security or securities at the exercise price at any time during the option period or at a specific date. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. A Fund receives a premium from writing put options which it retains whether or not the option is exercised. A put option written by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

Indexed Derivative Securities — The Funds may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some Funds may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities — that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases in value. Investments in indexed and inverse securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may

I-6	MERRILL LYNCH VARIABLE SERIES FUNDS

increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

Futures and Options — The Funds may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.

The Funds will use futures and options primarily for hedging purposes — that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Funds may use futures and options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Fund or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Fund, in which case losses on the holdings being hedged may not be reduced and may be increased.

Swap Agreements — The Funds are authorized to enter into swap agreements, which are over-the-counter (OTC) contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities.

MERRILL LYNCH VARIABLE SERIES FUNDS	I-7

[ICON] Your Account

Currency Contracts — The Funds may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s securities. In order to seek to limit such changes, certain Funds may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Fund holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Fund or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. A Fund may not be able to (or may not try to) hedge all currency risks, and there is no guarantee that a Fund’s currency hedging, if attempted, will be successful. A Fund may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk, market risk, political risk, correlation risk and selection risk.

Convertible Securities — Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

I-8	MERRILL LYNCH VARIABLE SERIES FUNDS

TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Fund.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced and may be increased.

Credit Risk — The risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Junk bonds are generally more exposed to credit risk than are investment grade bonds.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

Market Risk — The risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

MERRILL LYNCH VARIABLE SERIES FUNDS	I-9

[ICON] Your Account

Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Selection Risk — The risk that a specific Fund investment will underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Investing Style Risk — The risk that a particular style of investing used by a Fund — such as growth investing or value investing — will from time to time go out of favor. If this happens, a Fund that uses a particular style may underperform other funds that do not use that style.

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Market Risk — A Fund that may invest in foreign securities offers the potential for more diversification than a fund that invests only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.

•	The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

I-10	MERRILL LYNCH VARIABLE SERIES FUNDS

•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.
•	Because there are fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell securities on those markets.
•	Non-U.S. markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that a Fund’s assets may be uninvested and not earning returns. A Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in

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foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk — Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount a Fund can earn on investments.

Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.

I-12	MERRILL LYNCH VARIABLE SERIES FUNDS

In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class I shares in each of the Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than shareholder’s cost, depending in part on the net asset value of such shares at such time.

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Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, those securities may be valued at their fair value. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares.

DIVIDENDS AND TAXES

The Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

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Management of the Fund [ICON]

MERRILL LYNCH INVESTMENT MANAGERS

Merrill Lynch Investment Managers, the Company’s Investment Adviser, manages the Company’s investments and its business operations under the overall supervision of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company.

The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the sub-investment adviser to the Funds and may pay MLAM UK a portion of the annual management fee it receives from the Funds.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $492 billion in investment company and other portfolio assets under management as of October 2003.

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Independent Auditors — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company.

Custodian — Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian of each Fund’s assets.

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Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel — Clifford Chance US LLP, New York, New York 10166, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services for the Funds.

I-16	MERRILL LYNCH VARIABLE SERIES FUNDS

Other Important Information

Merrill Lynch Variable Series Funds Class II Shares
		PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	II-2
	Investment Strategies	II-2
	Types of Investment Risk	II-9
	Special Risks Associated with Foreign Investments Generally	II-10
	How to Buy and Sell Shares	II-13
	How Shares are Priced	II-14
	Dividends and Taxes	II-14
	Rule 12b-1 Fees for Class II Shares	II-14

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	II-15
	Additional Information	II-15

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Merrill Lynch Investment Managers, L.P., the Funds’ adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

INVESTMENT STRATEGIES

This section contains a discussion of certain investment strategies that may be used by the Funds. The risks associated with each of these strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk.” As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

II-2	MERRILL LYNCH VARIABLE SERIES FUNDS

Borrowing and Leverage Risk — Each Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the Fund’s yield. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain securities that each Fund buys may create leverage including, for example, options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or Treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investment in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.

Short-Term Trading — Each Fund can buy and sell securities whenever it sees a market opportunity, and therefore each Fund may engage in short-term trading. Short-term trading may increase a Fund’s expenses and have tax consequences. Short-term trading involves market risk and selection risk.

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When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.

Real Estate Related Securities — Real estate related securities are subject to the risks associated with real estate. The main risk of real estate related securities is that the value of the real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

Foreign Securities — The Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

Depositary Receipts — The Funds may invest in securities of foreign issuers in the form of Depositary Receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. European Depositary Receipts and Global Depositary Receipts each evidence a similar ownership arrangement. These Funds may also invest in unsponsored Depositary Receipts. The issuers of such unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

II-4	MERRILL LYNCH VARIABLE SERIES FUNDS

Sovereign Debt — Sovereign debt securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject a Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its sovereign debt. Some of these reasons may include: cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or emerging growth company may lose substantial value.

Small cap or emerging growth securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing small cap and emerging growth securities requires a long term view.

Warrants — A warrant gives a Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying sock, the purchase (or “exercise”) price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund can exercise it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Restricted and Illiquid Securities — Each Fund may invest a portion of its assets in restricted and illiquid securities that the Fund cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current

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value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk and credit risk.

Covered Call Options — The Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Writing of Put Options — The Funds can sell covered or uncovered put options, which are options that give the purchaser the right to require a Fund to buy the underling security or securities at the exercise price at any time during the option period or at a specific date. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. A Fund receives a premium from writing put options which it retains whether or not the option is exercised. A put option written by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

Indexed Derivative Securities — The Funds may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some funds may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities — that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases in value. Investments in indexed and inverse securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may

II-6	MERRILL LYNCH VARIABLE SERIES FUNDS

increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

Futures and Options — The Funds may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.

The Funds will use futures and options primarily for hedging purposes — that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Funds may use futures and options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Fund or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Fund, in which case losses on the holdings being hedged may not be reduced and may be increased.

Swap Agreements — The Funds are authorized to enter into swap agreements, which are over-the-counter (OTC) contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities.

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Currency Contracts — The Funds may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s securities. In order to seek to limit such changes, certain Funds may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Fund holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Fund or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. A Fund may not be able to (or may not try to) hedge all currency risks, and there is no guarantee that a Fund’s currency hedging, if attempted, will be successful. A Fund may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk, market risk, political risk, correlation risk and selection risk.

Convertible Securities — Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

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TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Fund.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced and may be increased.

Credit Risk — The risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Junk bonds are more subject to credit risk than are investment grade bonds.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

Market Risk — The risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

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Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Selection Risk — The risk that a specific Fund investment will underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Investing Style Risk — The risk that a particular style of investing used by a Fund — such as growth investing or value investing — will from time to time go out of favor. If this happens, a Fund that uses a particular style may underperform funds that do not use the style.

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Market Risk — A Fund that may invest in foreign securities offers the potential for more diversification than a fund that invests only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently from securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.
•	The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

II-10	MERRILL LYNCH VARIABLE SERIES FUNDS

•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.
•	Because there are fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell securities on those markets.
•	Non-U.S. markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that a Fund’s assets may be uninvested and not earning returns. A Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more

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expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk — Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount a Fund can earn on investments.

Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer

II-12	MERRILL LYNCH VARIABLE SERIES FUNDS

sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class II shares in each of the Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the net asset value of such shares at such time.

MERRILL LYNCH VARIABLE SERIES FUNDS	II-13

[ICON] Your Account

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Dividends — Ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, those securities may be valued at their fair value. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares.

DIVIDENDS AND TAXES

The Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

RULE 12b-1 FEES FOR CLASS II SHARES

The Company has adopted a plan under Rule 12b-1 of the Investment Company Act that allows each Fund to pay distribution fees to each of the participating Insurance Companies for the sale and distribution of its Class II Shares. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The amount of the distribution fee payable under the plan equals 0.15% of the average daily net asset value of the Class II Shares of the Fund held by the participating Insurance Company.

II-14	MERRILL LYNCH VARIABLE SERIES FUNDS

Management of the Fund [ICON]

MERRILL LYNCH INVESTMENT MANAGERS

Merrill Lynch Investment Managers, the Company’s Investment Adviser, manages the Company’s investments and its business operations under the overall supervision of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company.

The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the sub-investment adviser to the Funds, and has agreed to pay MLAM UK a portion of the annual management fee it receives from the Funds.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $492 billion in investment company and other portfolio assets under management as of October 2003.

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Independent Auditors — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company.

Custodian — Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian of each Fund’s assets.

MERRILL LYNCH VARIABLE SERIES FUNDS	II-15

[ICON] Management of the Fund

Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel — Clifford Chance US LLP, New York, New York 10166, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services to the Funds.

II-16	MERRILL LYNCH VARIABLE SERIES FUNDS

Other Important Information

Merrill Lynch Variable Series Funds Class III Shares
		PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	III-2
	Investment Strategies	III-2
	Types of Investment Risk	III-9
	Special Risks Associated with Foreign Investments Generally	III-10
	How to Buy and Sell Shares	III-13
	How Shares are Priced	III-14
	Dividends and Taxes	III-14
	Rule 12b-1 Fees for Class III Shares	III-14

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	III-15
	Additional Information	III-15

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Merrill Lynch Investment Managers, L.P., the Funds’ adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

INVESTMENT STRATEGIES

This section contains a discussion of certain investment strategies that may be used by the Funds. The risks associated with each of these strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk.” As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

III-2	MERRILL LYNCH VARIABLE SERIES FUNDS

Borrowing and Leverage Risk — Each Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the Fund’s yield. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain securities that each Fund buys may create leverage including, for example, options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or Treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investment in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.

Short-Term Trading — Each Fund can buy and sell securities whenever it sees a market opportunity, and therefore each Fund may engage in short-term trading. Short-term trading may increase a Fund’s expenses and have tax consequences. Short-term trading involves market risk and selection risk.

MERRILL LYNCH VARIABLE SERIES FUNDS	III-3

[ICON] Your Account

When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.

Real Estate Related Securities — Real estate related securities are subject to the risks associated with real estate. The main risk of real estate related securities is that the value of the real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

Foreign Securities — Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

Depositary Receipts — The Funds may invest in securities of foreign issuers in the form of Depositary Receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. European Depositary Receipts and Global Depositary Receipts each evidence a similar ownership arrangement. These Funds may also invest in unsponsored Depositary Receipts. The issuers of such unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

III-4	MERRILL LYNCH VARIABLE SERIES FUNDS

Sovereign Debt — Sovereign debt securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject a Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its sovereign debt. Some of these reasons may include: cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or emerging growth company may lose substantial value.

Small cap or emerging growth securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing small cap and emerging growth securities requires a long term view.

Warrants — A warrant gives a Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying sock, the purchase (or “exercise”) price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund can exercise it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Restricted and Illiquid Securities — Each Fund may invest a portion of its assets in restricted and illiquid securities that the Fund cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current

MERRILL LYNCH VARIABLE SERIES FUNDS	III-5

[ICON] Your Account

value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk and credit risk.

Covered Call Options — The Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Writing of Put Options — The Funds can sell covered or uncovered put options, which are options that give the purchaser the right to require a Fund to buy the underling security or securities at the exercise price at any time during the option period or at a specific date. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. A Fund receives a premium from writing put options which it retains whether or not the option is exercised. A put option written by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

Indexed Derivative Securities — The Funds may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some funds may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities — that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases in value. Investments in indexed and inverse securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may

III-6	MERRILL LYNCH VARIABLE SERIES FUNDS

increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

Futures and Options — The Funds may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.

The Funds will use futures and options primarily for hedging purposes — that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Funds may use futures and options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Fund or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Fund, in which case losses on the holdings being hedged may not be reduced and may be increased.

Swap Agreements — The Funds are authorized to enter into swap agreements, which are over-the-counter (OTC) contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities

MERRILL LYNCH VARIABLE SERIES FUNDS	III-7

[ICON] Your Account

Currency Contracts — The Funds may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s securities. In order to seek to limit such changes, certain Funds may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Fund holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Fund or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. A Fund may not be able to (or may not try to) hedge all currency risks, and there is no guarantee that a Fund’s currency hedging, if attempted, will be successful. A Fund may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk, market risk, political risk, correlation risk and selection risk.

Convertible Securities — Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

III-8	MERRILL LYNCH VARIABLE SERIES FUNDS

TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Fund.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced and may be increased.

Credit Risk — The risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Junk bonds are more subject to credit risk than are investment grade bonds.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

Market Risk — The risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

MERRILL LYNCH VARIABLE SERIES FUNDS	III-9

[ICON] Your Account

Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Selection Risk — The risk that a specific Fund investment will underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Investing Style Risk — The risk that a particular style of investing used by a Fund — such as growth investing or value investing — will from time to time go out of favor. If this happens, a Fund that uses a particular style may underperform funds that do not use the style.

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Market Risk — A Fund that may invest in foreign securities offers the potential for more diversification than a fund that invests only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently from securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.
•	The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

III-10	MERRILL LYNCH VARIABLE SERIES FUNDS

•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.
•	Because there are fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell securities on those markets.
•	Non-U.S. markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that a Fund’s assets may be uninvested and not earning returns. A Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more

MERRILL LYNCH VARIABLE SERIES FUNDS	III-11

[ICON] Your Account

expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk — Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount a Fund can earn on investments.

Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer

III-12	MERRILL LYNCH VARIABLE SERIES FUNDS

sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class III shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the net asset value of such shares at such time.

MERRILL LYNCH VARIABLE SERIES FUNDS	III-13

[ICON] Your Account

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Dividends — Ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, those securities may be valued at their fair value. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares.

DIVIDENDS AND TAXES

The Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

RULE 12b-1 FEES FOR CLASS III SHARES

The Company has adopted a plan under Rule 12b-1 of the Investment Company Act that allows each Fund to pay distribution fees to each of the participating Insurance Companies for the sale and distribution of its Class III Shares. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The amount of the distribution fee payable under the plan equals 0.25% of the average daily net asset value of the Class III Shares of the Fund held by the participating Insurance Company.

III-14	MERRILL LYNCH VARIABLE SERIES FUNDS

Management of the Fund [ICON]

MERRILL LYNCH INVESTMENT MANAGERS

Merrill Lynch Investment Managers, the Company’s Investment Adviser, manages the Company’s investments and its business operations under the overall supervision of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company.

The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the sub-investment adviser to the Funds, and has agreed to pay MLAM UK a portion of the annual management fee it receives from the Funds.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $492 billion in investment company and other portfolio assets under management as of October 2003.

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Independent Auditors — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company.

Custodian — Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian of each Fund’s assets.

MERRILL LYNCH VARIABLE SERIES FUNDS	III-15

[ICON] Management of the Fund

Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel — Clifford Chance US LLP, New York, New York 10166, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services to the Funds.

III-16	MERRILL LYNCH VARIABLE SERIES FUNDS

[ICON] For More Information

Shareholder Reports

Additional information about the investments of each of the Funds is available in the Company’s annual and semi-annual reports. You may obtain these reports (when available) at no cost by calling 1-800-MER-FUND.

Statement of Additional Information

The Company’s Statement of Additional Information contains further information about each Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Company at Merrill Lynch Variable Series Funds, Inc. P.O. Box 9011, Princeton, New Jersey 08543-9011 or by calling 1-800-MER-FUND.

Contact the Company at the telephone number or address indicated above if you have any questions.

Information about the Company (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publincinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act file #811-3290 © MLIM

[LOGO] Merrill Lynch Investment Managers

Prospectus
November 24, 2003

Merrill Lynch Variable Series Funds, Inc.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.mlim.ml.com

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Variable Series Funds, Inc.
Merrill Lynch Large Cap Growth V.I. Fund Merrill Lynch International Value V.I. Fund

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

Merrill Lynch Large Cap Growth V.I. Fund (“ML Large Cap Growth”) and Merrill Lynch International Value V.I. Fund (“ML International Value”) each is a series of Merrill Lynch Variable Series Funds, Inc. (the “Company”), an open end management investment company organized as a Maryland corporation. The Company has sixteen separate series, including ML Large Cap Growth and ML International Value. Each such series may issue three separate classes of common stock: Class I, Class II and Class III. ML Large Cap Growth and ML International Value are each referred to herein as a “Fund” and, collectively, as the “Funds.”

The shares of the Funds are sold to separate accounts (“Separate Accounts”) of certain insurance companies (the “Insurance Companies”), including Merrill Lynch Life Insurance Company (“MLLIC”) and ML Life Insurance Company of New York (“ML of New York”), to fund benefits under variable annuity contracts (the “Variable Annuity Contracts”) and/or variable life insurance contracts (together with the Variable Annuity Contracts, the “Contracts”) issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. MLLIC and ML of New York are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company’s investment adviser, Merrill Lynch Investment Managers, L.P. (“MLIM” or the “Investment Adviser”).

This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated November 24, 2003 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “SEC”) and can be obtained, without charge, by calling (800) MER-FUND or by writing to the Company at the above address. The Prospectus is incorporated by reference into the Statement of Additional Information and this Statement of Additional Information is incorporated by reference into the Prospectus. The audited financial statements of Mercury International Value V.I. Fund of Mercury Variable Trust, (the predecessor of ML International Value) and Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc. (the predecessor of ML Large Cap Growth) are incorporated in this Statement of Additional Information by reference to each such fund’s 2002 Annual Report. You may request a copy of the Annual Report at no charge by calling (800) MER-FUND between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.

Merrill Lynch Investment Managers, L.P. — Investment Adviser
FAM Distributors, Inc. — Distributor

The date of this Statement of Additional Information is November 24, 2003.<R/>

The Insurance Companies

Certain Insurance Companies may be affiliates of the Investment Adviser. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms “shareholder” and “shareholders” in this Statement of Additional Information refer to the Insurance Companies.

ML Large Cap Growth’s investment objective is long-term capital growth. ML Large Cap Growth seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, ML Large Cap Growth invests at least 80% of its net assets in equity securities of large cap companies the Investment Adviser selects from among those included, at the time of purchase, in the Russell 1000® Index. For this purpose net assets include any borrowings for investment purposes. ML International Value’s investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. ML International Value invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, ML International Value invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends. Each Fund’s investment objective is a fundamental policy of the Fund and may not be changed without approval of the holders of a majority of the Fund’s outstanding shares. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

When adverse market or economic conditions indicate to the Investment Adviser that a temporary defensive strategy is appropriate, ML International Value may invest all or part of its assets in short-term investment grade debt obligations of the U.S. Government, its agencies and instrumentalities, money market mutual funds, bank certificates of deposit, bankers’ acceptances, high quality commercial paper, demand notes and repurchase agreements. ML Large Cap Growth may hold assets in cash or cash equivalents and investment grade, short term securities, including money market securities, in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant or for temporary defensive purposes.

Portfolio Strategies

Foreign Securities. Each Fund may invest in securities of foreign issuers and ML International Value invests primarily in such securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of economic, political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. Foreign legal systems may differ from the U.S. legal system, and if it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund’s net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. Neither Fund will concentrate its investments in any particular country. ML International Value may, from time to time, be substantially invested in non-dollar-denominated securities of foreign issuers. For a

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Fund that invests in foreign securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may directly affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund’s return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries.

The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for a Fund’s portfolio as a whole. This negative correlation also may offset unrealized gains a Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

ML International Value may invest in securities of foreign issuers in smaller capital markets. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or U.S. governmental laws or restrictions, that are often heightened for investments in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

There may be less publicly available information about an issuer in a foreign market, particularly one in a smaller capital market, than would be available about a U.S. company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

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As a result, the Investment Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

Each Fund may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the U.S. securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Funds may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository’s transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Funds each may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

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In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund’s investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict a Fund’s investments in certain foreign banks and other financial institutions.

Rules adopted under the Investment Company Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or the Funds may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Convertibles. Each Fund is authorized to invest in convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a “Cash-Settled Convertible”) or (ii) a combination of separate securities chosen by the Investment Adviser in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a “Manufactured Convertible”).

The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock.

Convertible securities are issued and traded in a number of securities markets. For the past several years, the principal markets have been the United States, the Euromarket and Japan. Issuers during this period have included major corporations domiciled in the United States, Japan, France, Switzerland, Canada and the United Kingdom. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, the Funds are authorized to enter into foreign currency hedging transactions in which they may seek to reduce the effect of such fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the

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underlying common stock. If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

As indicated above, convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Investment Adviser by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertible component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, long-term equity anticipation securities (“LEAPS”), or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Investment Adviser may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Investment Adviser may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Investment Adviser believes such a Manufactured Convertible would better promote the Fund’s objective than alternative investments. For example, the Investment Adviser may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify a Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, a Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

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The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity and which is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Warrants. Each Fund is authorized to invest in warrants. A warrant gives its holder the option to purchase another security, usually stock, for a certain period of time at a set price. Buying a warrant does not make a Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

Securities of Smaller or Emerging Growth Companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. While such issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. However, full development of these companies and trends frequently takes time.

The securities of smaller or emerging growth companies will often be traded only in the over-the-counter (“OTC”) market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management’s judgment such disposition is not desirable or to make many small sales over a lengthy period of time.

While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Fund may invest in securities of small issuers in the relatively early stages of business development which have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate significantly during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the federal government by means of price controls, regulations or litigation.

Real Estate Related Securities. Although neither Fund invests directly in real estate, each Fund may invest in equity securities of issuers that are principally engaged in the real estate industry. Therefore, an investment in a Fund may be subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties;

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increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).

Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of that investment in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund redeems shares or pays dividends, and could result in a Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

Each Fund may invest in securities that are “restricted securities.” Restricted securities have contractual or legal restrictions on their resale and include “private placement” securities that the Funds may buy directly from the issuer. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of a Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

144A Securities. The Funds may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act. The Board has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Board. The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor the Funds’ investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

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Securities Lending. Each Fund may lend securities with a value not exceeding 33 1/ 3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, each Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. Each Fund receives the income on the loaned securities. Where each Fund receives securities as collateral, each Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where each Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, each Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. Each Fund is obligated to return the collateral to the borrower at the termination of the loan. Each Fund could suffer a loss in the event each Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, each Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. Each Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) or its affiliates and to retain an affiliate of each Fund as lending agent. See “Portfolio Transactions and Brokerage.”

Borrowing and Leverage. Each Fund may borrow in amounts up to 33 1/3% of its total assets (including the amount borrowed) and each Fund may borrow up to an additional 5% of its total assets for temporary purposes. Each Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions. The use of leverage by the Funds creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, that Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

The Funds at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

When-Issued and Delayed-Delivery Securities and Forward Commitments. Securities may be purchased on a when-issued basis or forward commitment basis, and may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund will establish a segregated account in connection with such transactions in which the Fund will deposit liquid securities with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

U.S. Government securities, agency securities and corporate debt obligations may be purchased on a forward commitment basis at fixed purchase terms. The purchase will be recorded on the date a Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset

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value. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. A Fund will enter into forward commitment arrangements only with respect to securities in which it may otherwise invest pursuant to its investment objectives and policies.

Standby Commitment Agreements. Each Fund may, from time to time, enter into standby commitment agreements. These agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. A Fund will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, 15% of its net assets taken at the time of commitment or security. A Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of a Fund’s net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Derivative Instruments

The Funds may invest in derivative instruments, including indexed and inverse securities, options, futures, options on futures, swaps and purchase and sell foreign exchange. Transactions involving such instruments expose the Funds to certain risks and potential for gain or loss. Each Fund’s use of these instruments and the associated risks are described in detail below.

Indexed and Inverse Securities

Each Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an “index”). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the current value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the Standard & Poor’s 500 Index (the “S&P 500”) or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, each Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, the Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide

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portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

Options on Securities and Securities Indices

Purchasing Options. Each Fund is authorized to purchase put options on securities held in its portfolio or securities indices that are correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the “option premium”) the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the “exercise price”) on or before a specified date (the “expiration date”), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund’s risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option’s expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

Each Fund is authorized to purchase call options on securities it intends to purchase or securities or interest rate indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities or interest rate index increases beyond a specified level on or before the expiration date, in the case of an option on a securities or interest rate index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an “anticipatory hedge”). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

Writing Options. Each Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When a Fund writes a call option, in return for an option premium, the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

Each Fund may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security

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at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options — for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a “spread”).

Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

Other than with respect to closing transactions, a Fund will only write call or put options that are “covered.” A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in “Risk Factors in Options, Futures, and Currency Instruments” below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter (“OTC”) markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions” below.

Futures

Each Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

The sale of a futures contract limits a Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

In order to comply with current applicable regulations of the Commodity Futures Trading Commission (“CFTC”) pursuant to which a Fund avoids being deemed a “commodity pool operator”, a Fund is limited in its futures trading activities to positions which constitute bona fide hedging positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of a Fund’s assets.

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Foreign Exchange Transactions

Each Fund may each engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

A Fund authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See “Futures” above.

A Fund authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” above and “Additional Risk Factors of OTC Transactions” below.

No Fund will speculate in Currency Instruments. A Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged. There can be no assurance that a fund will be able to enter into hedging transactions or that such transactions, if attempted, will be effective.

Risk Factors in Hedging Foreign Currency Risks. While a Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when adverse movements in currency exchange rates occur.

It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available or cost-effective (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

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Risk Factors in Derivative Instruments

Use of derivatives for hedging purposes involves the risk of imperfect correlation in movements in the value of the derivatives and the value of the instruments being hedged. If the value of the derivatives moves more or less than the value of the hedged instruments, a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

Each Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.

Certain transactions in derivatives (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments

Certain derivatives traded in OTC markets, including indexed securities, OTC options, and swaps, may involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

The staff of the SEC has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund’s outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a “primary dealer” by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying security minus the option’s exercise price).

Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Derivatives

Neither Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

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Sovereign Debt. Each Fund may invest in sovereign debt. Investment in such sovereign debt may involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

Investment in Other Investment Companies. Each Fund may invest in other investment companies whose investment objectives and policies are consistent with those of the Fund. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund’s total assets may be invested in securities of any investment company. Each Fund has received an exemptive order from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases the Fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund’s total assets at any time. If a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Insurance Law Restrictions

In order for shares of the Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

The New York insurance law requires that investments of each Fund be made with the degree of care of an “ordinarily prudent person.” The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

Other Considerations

The Investment Adviser will use its best efforts to assure that each Fund complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

Suitability

The economic benefit of an investment in a Fund depends upon many factors beyond the control of the Fund, the Investment Adviser and its affiliates. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in a Fund will depend upon, among other things, such investor’s investment objectives and such investor’s ability to accept the risks associated with investing in securities, including the risk of loss of principal.

15

Investment Restrictions

The Company on behalf of each Fund has adopted restrictions and policies relating to the investment of each Fund’s assets and its activities. Certain of the investment restrictions are fundamental policies of a Fund and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Company on behalf of each Fund has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval.

Set forth below are each Fund’s fundamental and non-fundamental investment restrictions. Unless otherwise provided, all references below to the assets of a Fund are in terms of current market value.

ML Large Cap Growth

Under its fundamental investment restrictions, the Fund may not:

(1) Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.

(2) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(3) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(6) Issue senior securities to the extent such issuance would violate applicable law.

(7) Borrow money, except that (i) the Fund may borrow in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

(8) Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

(9) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Under its non-fundamental investment restrictions, the Fund may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section

16

12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund’s shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and the Fund’s Prospectus and Statement of Additional Information.

(c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Company have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act of 1933 (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors of the Company are not subject to the limitations set forth in this investment restriction.

(d) Notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that the Fund (a) may borrow from as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 331/3% (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The Fund will not purchase securities while borrowing exceeds 5% of its total assets.

(e) Change its policy of investing at least 80% of the Fund’s assets in securities of large cap companies as defined in the Prospectus without providing shareholders at least 60 days prior written notice.

If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (2) above, industry means any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management.

ML International Value

Under its fundamental investment restrictions, the Fund may not:

(1) Make any investment that would be inconsistent with the Fund’s classification as a diversified investment company under the Investment Company Act.

(2) Invest more than 25% of the Fund’s total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(3) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Issue senior securities to the extent such issuance would violate applicable law.

(6) Borrow money, except that (i) the Fund may borrow in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings

17

or, to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

(7) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(8) Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

(9) Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

Under its non-fundamental investment restrictions, the Fund may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund’s shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and the Fund’s Prospectus and Statement of Additional Information.

(c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Company have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act of 1933 (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors of the Company are not subject to the limitations set forth in this investment restriction.

(d) Notwithstanding fundamental investment restriction (6) above, borrow money or pledge its assets, except that the Fund (a) may borrow from as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The Fund will not purchase securities while borrowing exceeds 5% of its total assets.

If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (2) above, industry means any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management.

18

Each Fund’s investments will be limited in order to allow the Fund to qualify as a “regulated investment company” for purposes of the Code. See “Dividends and Taxes — Taxes.” To qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Foreign government securities (unlike U.S. government securities) are not exempt from the diversification requirements of the Code and the securities of each foreign government issuer are considered to be obligations of a single issuer. These tax-related limitations may be changed by the Directors of a Fund to the extent necessary to comply with changes to the Federal tax requirements. As diversified funds under the Investment Company Act, each Fund must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.

Over-The-Counter Options

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Company has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by a Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund’s existing OTC options on futures contracts exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying security minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Directors of the Company without the approval of the Company’s shareholders. However, the Company will not change or modify this policy prior to the change or modification by the SEC staff of its position.

19

Management of The Company

Directors and Officers

The Directors of the Company consist of eight individuals, seven of whom are not “interested persons” of the Company as defined in the Investment Company Act (the “non-interested Directors”). The Directors are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

Each non-interested Director is a member of the Company’s Audit Committee (the “Committee”). The principal responsibilities of the Committee are the appointment, compensation and oversight of the Company’s independent accountants, including the resolution of disagreements regarding financial reporting between Company management and such independent accountants. The Committee’s responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Company; (ii) discuss with the independent accountants certain matters relating to the Company’s financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Company’s independent accountants and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent accountants’ independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Company’s accounting and financial reporting policies and practices and internal controls and Company management’s responses thereto. The Board of the Company has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Directors. The Committee generally will not consider nominees recommended by shareholders. The Committee has retained independent legal counsel to assist it in connection with these duties.

Biographical Information. Certain biographical and other information relating to the non-interested Directors of the Company is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Investment Adviser and its affiliate, Fund Asset Management, L.P. (“FAM”), (“MLIM/FAM-advised funds”) and other public directorships.

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
James H. Bodurtha (59)	Director	Director since 2002	Director of The China Business Group since 1996; Executive Vice President, The China Business Group, Inc., from 1996 to 2003; Chairman, Berkshire Corporation since 1980; Partner, Squire, Sanders & Dempsey from 1980 to 1993.	40 registered investment companies consisting of 59 portfolios	None

20

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Joe Grills (68)	Director	Director since 1994	Member of the Committee of Investment of Employee Benefit Assets of the Association of Financial Professionals (“CIEBA”) since 1986; Member of CIEBA’s Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Corporation (“IBM”) and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund since 1997; Member of the Investment Advisory Committee of the Howard Hughes Medical Institute from 1997 to 2000; Director, Duke Management Company since 1992 and Vice Chairman since 1998; Director, LaSalle Street Fund from 1995 to 2001; Director, Kimco Realty Corporation since 1997; Member of the Investment Advisory Committee of the Virginia Retirement System since 1998 and Vice Chairman thereof since 2002; Director, Montpelier Foundation since 1998; Member of the Investment Committee of the Woodberry Forest School since 2000; Member of the Investment Committee of the National Trust for Historic Preservation since 2000.	40 registered investment companies consisting of 59 portfolios	Kimco Realty Corporation

Herbert I. London (64)	Director	Director since 2002	John M. Olin Professor of Humanities, New York University since 1993 and professor thereof since 1980; President, Hudson Institute since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Director, Damon Corporation from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993; Limited Partner Hypertech LP since 1996.	40 registered investment companies consisting of 59 portfolios	None

André F. Perold (51)	Director	Director since 2002	Harvard Business School: George Gund Professor of Finance and Banking since 2000; Finance Area Chair since 1996; Sylvan C. Colemen Professor of Financial Management from 1993 to 2000; Trustee, Commonfund since 1989; Director, Genbel Securities Limited and Gensec Bank since 1999; Director, Gensec Asset Management since 2000; Director, Stockback.com since 2000; Director, Sanlam Investment Management from 1999 to 2001; Director Bulldogresearch.com from 2000 to 2001; Director, Quantec Limited from 1991 to 1999; Director and Chairman of the Board of UNX, Inc. since 2003.	40 registered investment companies consisting of 59 portfolios	None

21

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Roberta Cooper Ramo (61)	Director	Director since 2002	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. since 1993. President, American Bar Association from 1995 to 1996 and Member of the Board of Governors thereof from 1994 to 1997; Shareholder, Poole, Kelly & Ramo, Attorneys at Law, P.C. from 1977 to 1993; Director, Coopers, Inc. since 1999; Director of ECMC Group (provider of services to students, schools and lenders) since 2001; Director, United New Mexico Bank (now Wells Fargo) from 1983 to 1988; Director, First National Bank of New Mexico (now Wells Fargo) from 1975 to 1976.	40 registered investment companies consisting of 59 portfolios	None

Robert S. Salomon, Jr. (67)	Director	Director since 1997	Principal of STI Management (investment adviser) since 1994; Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; regular columnist with Forbes Magazine from 1992 to 2002; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991; Trustee, Commonfund from 1980 to 2001.	40 registered investment companies consisting of 59 portfolios	None

Stephen B. Swensrud (70)	Director	Director since 1983	Chairman of Fernwood Associates (investment adviser) since 1996; Principal, Fernwood Associates (financial consultants) since 1975; Chairman of R.P.P. Corporation (manufacturing company) since 1978; Director of International Mobile Communications, Inc. (telecommunications company) since 1998.	41 registered investment companies consisting of 60 portfolios	None

*	The address of each non-interested Director is P.O. Box 9095, Princeton, New Jersey 08543-9095.
**	Each Director serves until his or her successor is elected and qualified, or until his or her death or resignation, or removal as provided in the Company’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.

Certain biographical and other information relating to the Director who is an officer and an “interested person” of the Company as defined in the Investment Company Act (the “interested Director”) and the other officers of the Company is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in MLIM/FAM-advised funds and public directorships held.

22

Name, Address* and Age	Position(s) Held with the Company	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Terry K. Glenn** (63)	Director and President	Director since 1999; President since 1999****	President and Chairman of the MLIM/FAM-advised funds since 1999; Chairman (Americas Region) of MLIM from 2000 to 2002; Executive Vice President from 1983 to 2000 of FAM and MLIM (the terms FAM and MLIM, as used herein, include their corporate predecessors); President of FAM Distributors, Inc. (“FAMD”) from 1986 to 2002 and Director thereof from 1991 to 2002; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) from 1993 to 2002; President of Princeton Administrators, L.P. from 1998 to 2002; Director of Financial Data Services, Inc. from 1985 to 2002.	124 registered investment companies consisting of 163 portfolios	None

Robert C. Doll, Jr. (49)	Senior Vice President and Portfolio Manager	Senior Vice President since 1999	President of MLIM and FAM since 2001; Co-Head (Americas Region) thereof from 2000 to 2001 and Senior Vice President From 1999 to 2001; Director of Princeton Services since 2001; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.	43 registered investment companies consisting of 68 portfolios	None

Donald C. Burke (43)	Vice President and Treasurer	Vice President since 1993, Treasurer since 1999	First Vice President of FAM and MLIM since 1997 and the Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAMD since 1999; Vice President of FAMD since 1999; Vice President of MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.	123 registered investment companies consisting of 162 portfolios	None

James MacMillan (36)	Vice President and Portfolio Manager	Vice President since 2003	Director (Equity Fund Management) of an affiliate of MLIM since 1999; Portfolio Manager with MLIM or its affiliates since 1993.	2 registered investment companies consisting of 2 portfolios	None

Stephen M. Benham (42)	Secretary	Secretary since 2002	Vice President (Legal Advisory) of MLIM since 2000; Associate, Kirkpatrick & Lockhart LLP from 1997 to 2000.	2 registered investment companies consisting of 18 portfolios	None

*	The address of the director and each officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.
**	Mr. Glenn is an “interested person,” as defined in the Investment Company Act of the Company based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administration, L.P.
***	Elected by and serves at the pleasure of the Board of Directors of the Company.
****	As a Director, Mr. Glenn serves until his successor is elected and qualified, or until his death or resignation, or removal as provided in the Company’s by-laws or charter or by statute, or until December 31 of the year in which he turns 72.

23

Share Ownership. Information relating to each Director’s share ownership of the Company and in all registered funds in the Merrill Lynch family of Funds that are overseen by the respective Director (“Supervised Merrill Lynch Funds”) as of December 31, 2002 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity in the Company	Aggregate Dollar Range of Securities in All Supervised Merrill Lynch Funds
Interested Director:
Terry K. Glenn	None	over $100,000
Non-Interested Directors:
James H. Bodurtha	None	$50,001-$100,000
Joe Grills	None	over $100,000
Herbert I. London	None	over $100,000
André F. Perold	None	None
Roberta Cooper Ramo	None	$50,001-$100,000
Stephen B. Swensrud	None	None
Robert S. Salomon, Jr.	None	None

As of November 7, 2003, the Directors and officers of the Company as a group owned an aggregate of less than 1% of the outstanding shares of the company. As of December 31, 2002, none of the non-interested Directors of the Company or their immediate family members owned beneficially or of record any securities of Merrill Lynch & Co., Inc. (“ML & Co.”).

Compensation of Directors

Each non-interested Director receives an aggregate annual retainer of $132,000 for his or her services to MLIM/FAM-advised funds, including the Company. The portion of the annual retainer allocated to each MLIM/FAM-advised fund is determined quarterly based on the relative net assets of each such fund. In addition, each non-interested Director receives a fee per in-person Board meeting attended and per in-person Committee meeting attended. The annual per meeting fees paid to each non-interested Director aggregate $100,000 for all MLIM/FAM-advised funds for which that Director serves and are allocated equally among those funds. Each Co-chairman of the committee receives an additional annual retainer of $20,000, which is paid quarterly and allocated to each MLIM/FAM-advised fund for which such co-chairman provides services, based on the relative net assets of each such fund.

The following table sets forth the compensation estimated to be earned by each of the non-interested Directors for the Funds’ first full fiscal year and the aggregate compensation paid to them by all MLIM/FAM-advised funds (including the Company), for the calendar year ended December 31, 2002:

Name of Director	Compensation from Company	Pension or Retirement Benefit Accrued as Part of Company Expenses	Aggregate Compensation from Company and MLIM/FAM- Advised Funds*
James H. Bodurtha**	$51,920	None	$276,150
Joe Grills**	$51,920	None	$266,097
Herbert I. London	$48,841	None	$276,150
André F. Perold	$48,841	None	$276,150
Roberta Cooper Ramo	$48,841	None	$276,150
Stephen B. Swensrud	$48,841	None	$315,564
Robert S. Salomon, Jr.	$48,841	None	$255,647

*	For the number of MLIM/FAM advised funds from which each Director received compensation, see the table beginning on p. 20.
**	Co-chairman of the Committee.

24

Investment Advisory Arrangements

The Company has entered into a separate investment advisory agreement (the “Investment Advisory Agreement”) relating to the Funds with Merrill Lynch Investment Managers, L.P., the Investment Adviser, a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The Investment Adviser or FAM, currently acts as the investment adviser to over 100 other registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. As of October 2003, FAM and the Investment Adviser had a total of $492 billion in investment company and other portfolio assets under management.

Advisory Fee. As compensation for its services to the Company and the Funds, the Investment Adviser receives a fee at the end of each month from the Company at an annual rate of 0.75% of the average daily net assets of ML International Value and 0.65% of the average daily net assets of ML Large Cap Growth.

The Investment Adviser and Merrill Lynch Life Agency, Inc. (“MLLA”) entered into two reimbursement agreements, dated April 30, 1985 and February 11, 1992 and amended effective October 9, 1997 (as so amended, the “Reimbursement Agreements”), that provide that the expenses paid by each Fund (excluding interest, taxes, brokerage fees and commissions and extraordinary charges such as litigation costs, and excluding the distribution fees if any imposed on Class II shares of such Fund) will be limited to 1.25% of its average net assets. Any such expenses in excess of this percentage will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA. The Reimbursement Agreements may be amended or terminated by the parties thereto upon prior written notice to the Company.

The Investment Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with Merrill Lynch Asset Management U.K. (“MLAM U.K.”), an indirect, wholly owned subsidiary of ML & Co. and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds. The Investment Adviser and MLAM U.K. are referred to collectively as the “Advisers” and the Investment Advisory Agreement and the Sub-Advisory Agreement are referred to collectively as the “Advisory Agreements.”

The Advisory Agreements relating to the Funds, unless earlier terminated as described below, will continue in effect from year to year if approved annually (a) by the Board of Directors of the Company or by a majority of the outstanding shares of the respective Funds, and (b) by a majority of the directors who are not parties to such contracts or interested persons (as defined in the Investment Company Act) of any such party. The Advisory Agreements are not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the respective Funds.

In connection with its consideration of the Advisory Agreements, the Board of Directors of the Company reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Funds by the Advisers under the Advisory Agreements, as well as other services provided by the Advisers and their affiliates under other agreements, and the personnel who provide these services. In addition to investment advisory services, the Advisers and their affiliates provide administrative services, shareholders services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds. The Board also considered the Advisers’ costs of providing services, and the direct and indirect benefits to the Advisers from their relationship with the Funds. In connection with the Investment Advisory Agreement the benefits considered by the Board included not only the Investment Adviser’s compensation for investment advisory services under the Investment Advisory Agreement, but also the Funds’ potential profitability to the Investment Adviser and the compensation paid to the Investment Adviser or its affiliates for other non-advisory services provided to the Funds. The Directors also considered, the Investment Adviser’s access to research services from brokers to which the Investment Adviser may allocate Fund brokerage in a “soft dollar” arrangement. In connection with its consideration of the Investment Advisory Agreement, the Board also compared each Fund’s advisory fee rate, expense ratios and the historical performance of each Fund’s predecessor to those of comparable funds. Based, in part, on this comparison, and taking into account the various services to be provided to each Fund by the

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Investment Adviser and its affiliates, as well as the specific requirements of managing portfolios consisting of the types of securities in which each Fund invests, the Board concluded that the investment advisory fee rate was reasonable. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in any economies of scale that the Investment Adviser may experience as result of growth in the Fund’s assets.

Based on the information reviewed and the discussions, the Board of Directors of the Company, including a majority of the non-interested Directors, concluded that the investment advisory fee rate was reasonable in relation to the services provided. The non-interested Directors were represented by independent counsel who assisted them in their deliberations.

The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company that are performed by such Insurance Companies.

Payment of Expenses. The Investment Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Company connected with investment and economic research, trading and investment management of the Funds, as well as the fees of all Directors of the Company who are affiliated persons of ML & Co. or any of its affiliates. Each Fund pays all other expenses incurred in its operation, including a portion of the Company’s general administrative expenses allocated on the basis of the Fund’s asset size. Expenses that will be borne directly by the Funds include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal, state or foreign laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include directors’ fees, legal expenses, state franchise taxes, auditing services, costs of preparing, printing and mailing proxies, stock certificates, SEC fees, accounting costs and other expenses properly payable by the Company and allocable on the basis of size of the respective Funds. Certain accounting services are provided for the Company by the Investment Adviser and the Company reimburses the Investment Adviser in connection with such services. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors has determined that this is an appropriate method of allocation of expenses. Certain accounting services are provided to the Company by State Street Bank and Trust Company (“State Street”) pursuant to an agreement between State Street and the Company. The Company pays a fee for these services. In addition, the Company will reimburse the Investment Adviser for certain other accounting services. The Distributor will pay certain promotional expenses of the Company incurred in connection with the offering of shares of the Company. Certain expenses will be financed by the Company pursuant to a distribution plan (described below) in compliance with Rule 12b-1 under the Investment Company Act.

Accounting Services. The Company has entered into an agreement with State Street pursuant to which State Street Street provides certain accounting services to the Fund. The Company pays a fee for these services. The Investment Adviser also provides certain additional accounting services to each Fund.

Distribution Plan. The Funds have adopted Distribution Plans (the “Plans”) with regard to the Class II and Class III Common Stock of each Fund, pursuant to Rule 12b-1 under the Investment Company Act. The Plans permit the Company to pay to each Insurance Company that enters into an agreement with the Company to provide distribution related services to Contract owners, a fee, at the end of each month, of up to 0.15% of the net asset value of the Class II Common Stock and 0.25% of the net asset value of Class III common stock of each Fund held by such Insurance Company. Such services include, but are not limited to, (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Company advertisements, sales literature and other promotional materials describing and/or relating to the Company and including materials intended for use within the Insurance Company, (c) holding seminars and sales meetings designed to promote the distribution of the Class II and Class III Shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Company and its Funds, including the performance of the Funds,

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(e) training sales personnel regarding the Company and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Separate Accounts of the Insurance Company, (g) providing personal services and/or maintenance of the Separate Accounts with respect to Class II and Class III Shares of the Funds attributable to such accounts, and (h) financing any other activity that the Company’s Board of Directors determines is primarily intended to result in the sale of Class II and Class III Shares.

Code of Ethics

The Directors of the Company have approved a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act, which covers the Fund, the Investment Adviser, the Sub-Adviser, and the Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by a Fund.

Determination of Net Asset Value

The net asset value of each class of shares of each Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on the prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of shares of a Fund is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares of such class outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

Securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges or the NASDAQ National are valued at the last sale price or the official close price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Long positions in securities traded in the OTC market NASDAQ Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Company. Short positions in securities traded in the OTC market are valued at the last available ask price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by and under the authority of the Directors as the primary market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. The value of swaps, including interest rate swaps, caps and floors, will be determined by obtaining dealer quotations. Futures contracts are valued at settlement price at the close of the applicable exchange. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

ML International Value may invest a substantial portion of its assets in foreign securities that are traded on days on which such Fund’s net asset value is not computed. On any such day, shares of such a Fund may not be purchased or redeemed since shares of a Fund may only be purchased or redeemed on days on which the Fund’s net asset value is computed.

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Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (e.g. a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, then those securities may be valued at their fair value as determined in good faith by the Board of Directors of the Company or by the Investment Adviser using a pricing service, or other procedures approved by the Company’s Board of Directors.

Portfolio Transactions and Brokerage

Neither Fund has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the execution of the Company’s portfolio transactions and allocation of brokerage. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

Subject to policies established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. The Investment Adviser does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While the Investment Adviser generally seeks reasonably competitive trade execution costs, a Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Investment Adviser may select a broker based partly upon brokerage or research services provided to the Investment Adviser and its clients, including the Fund. In return for such services the Investment Adviser may pay a higher commission than other brokers would charge if the Investment Adviser determines in good faith that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, such as the Investment Adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). The Investment Adviser believes that access to independent investment research is beneficial to its investment decision-making process and, therefore, to a Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation of investments. Examples of research-oriented services for which the Investment Adviser might use Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some

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cases, research information received from brokers by mutual fund management personnel or personnel principally responsible for the Investment Adviser’s individually managed portfolios is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to the Investment Adviser are not reduced as a result of the Investment Adviser’s receipt of research services.

In some cases the Investment Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Investment Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Investment Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Investment Adviser faces a potential conflict of interest, but the Investment Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Investment Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e). In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Directors of the Company and subject to best execution, the Investment Adviser may consider sales of shares of a Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of a Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Fund.

If the securities in which a particular Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasions, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primarily consist of brokerage commissions or underwriter or dealer spreads. Under the Investment Company Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company’s portfolio securities unless an exemptive order allowing such transactions is obtained from the SEC. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Company, including Merrill Lynch Government Securities Inc. (“GSI”), Merrill Lynch Money Markets Inc. (“MMI”) and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”), may not serve as the Company’s dealer in connection with such transactions except pursuant to exemptive orders from the SEC, such as the one described below. However, affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis, subject to the Company’s policy of obtaining best price and execution. The Company may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act.

The Company has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Company also has retained an affiliated entity of the Investment Adviser as the securities lending agent (the “lending agent”) for a fee, including a fee based on a share of the returns on investment of cash collateral. The lending agent may, on behalf of a Fund, invest cash collateral received by that Fund for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Investment Adviser or its affiliates. In connection with securities lending activities, the lending agent may, on behalf of each Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Investment Adviser or its affiliates. Pursuant to the same order, each Fund may invest its uninvested cash in registered money market funds advised by the Investment Adviser or its affiliates, or in a private investment company managed by the lending agent. If a Fund acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Fund’s expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will

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not charge any advisory fees with respect to shares purchased by a Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or, in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Investment Adviser’s waiver of a portion of its advisory fee.

Securities held by any Fund may also be held by other funds for which MLIM or FAM acts as an adviser or by investment advisory clients of MLIM. If purchases or sales of securities for any Fund or other funds for which MLIM or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of MLIM or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Portfolio Turnover

The Investment Adviser will effect portfolio transactions without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in the general market, or a change in economic or financial conditions. A Fund’s portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. High portfolio turnover may result in negative tax consequences, such as an increase in capital gain dividends and/or ordinary income dividends. See “Dividends and Taxes — Taxes.” High portfolio turnover may also involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund.

Purchase of Shares

The Company continuously offers shares of Class I, Class II and Class III Common Stock of each of the Funds at prices equal to the respective net asset value per share of each such class. The Distributor, a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares.

Net asset value is determined in the manner set forth under “Determination of Net Asset Value.”

The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise. Any order may be rejected by the Company or the Distributor.

Redemption of Shares

The Company is required to redeem for cash all full and fractional shares of the Funds. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the SEC as a result of which disposal of portfolio securities or determination of the net asset value of each Fund is not reasonably practicable, and for such other periods as the SEC may by order permit for the protection of shareholders of each Fund.

The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the market value of the securities held by a Fund at such time.

The Fund has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from Fund shareholders in extraordinary or emergency circumstances.

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Dividends and Taxes

Dividends

The Company intends to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Dividends from net investment income of each Fund are declared and reinvested at least annually in additional full and fractional shares of the respective Fund.

All net realized long-term or short-term capital gains of the Company, if any, are declared and distributed annually after the close of the Company’s fiscal year to the shareholders of the Fund to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

Under the Internal Revenue Code, each Fund will be treated as a separate corporation for federal income tax purposes and, thus, each Fund is required to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Funds. Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities. In addition, the Code requires that each Fund meet certain diversification requirements, including the requirement that not more than 25% of the value of a Fund’s total assets be invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. Each Fund intends to comply with the above-described requirements.

Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

The Funds may invest up to 10% of their total assets in securities of closed-end investment companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company (“PFIC”) for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an additional tax in the nature of interest (the “interest charge”), on a portion of the distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to its shareholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, under recent legislation, the Fund could elect to “mark to market” at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares over their adjusted basis and as ordinary loss any decrease in such value to the extent it did not exceed prior increases. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs and its proceeds from dispositions of PFIC stock.

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The Treasury Department has authority to issue regulations concerning the recharacterization of principal and interest payments with respect to debt obligations issued in hyperinflationary currencies, which may include the currencies of certain countries in which the Fund intends to invest. No such regulations have been issued.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action, and such change may apply retroactively.

Distribution Arrangements

The Company has entered into a distribution agreement (the “Distribution Agreement”) with FAM Distributors, Inc. with respect to the sale of the Company’s shares to the Distributor for resale to Insurance Companies’ accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser.

The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

Performance Data

From time to time, the average annual total return and other total return data, of one or both Funds may be included in advertisements or information furnished to present or prospective Contract Owners. Total return and yield figures are based on the Fund’s historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission.

Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

Total return and yield figures are based on the Fund’s historical performance and are not intended to indicate future performance. The Fund’s total return and yield will vary depending on market conditions, the securities comprising the Fund’s portfolio, the Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

On occasion, one or both of the Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, BusinessWeek, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund’s relative performance for any future period.

A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

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PROXY VOTING POLICIES AND PROCEDURES

The Company’s Board of Directors has delegated to the Investment Adviser authority to vote all proxies relating to each Fund’s portfolio securities. The Investment Adviser has adopted policies and procedures (“Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser’s interest and those of the Investment Adviser’s clients are properly addressed and resolved.

In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the “Committee”). The Committee is comprised of the Investment Adviser’s Chief Investment Officer (the “CIO”), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser’s Legal department appointed by the Investment Adviser’s General Counsel. The Committee’s membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser’s affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis – such as approval of mergers and other significant corporate transactions – akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser’s clients, the Committee, in conjunction with a Fund’s portfolio manager, may determine that the Fund’s specific circumstances require that its proxies be voted differently.

To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

33

The Investment Adviser’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an “Affiliate”), or a money management or other client of the Investment Adviser (each, a “Client”) is involved. The Proxy Voting Procedures and the Investment Adviser’s adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients.

In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser’s relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser’s clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser’s normal voting guidelines or, on matters where the Investment Adviser’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with the Investment Adviser’s fiduciary duties.

In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund’s best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:
•	Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee’s history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

34

•	Proposals related to the selection of an issuer’s independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
•	Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer’s board of directors, rather than shareholders. Proposals to “micro-manage” an issuer’s compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.
•	Proposals related to requests, principally from management, for approval of amendments that would alter an issuer’s capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
•	Proposals related to requests for approval of amendments to an issuer’s charter or by-laws. As a general matter, the Committee opposes poison pill provisions.
•	Routine proposals related to requests regarding the formalities of corporate meetings.
•	Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act envisions will be approved directly by shareholders.
•	Proposals related to limiting corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

ADDITIONAL INFORMATION

Under a separate agreement, Merrill Lynch has granted the Company the right to use the “Merrill Lynch” name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company, and the Company has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

Organization of the Company

The Company was incorporated under the laws of the State of Maryland on October 16, 1981, and operations of the Reserve Assets V.I. Fund commenced on November 12, 1981. Operations of the Core Bond V.I., High Current Income V.I., Large Cap Core V.I. and Small Cap Value V.I. Funds commenced on April 20, 1982. The American Balanced V.I. Fund commenced operations on June 1, 1988. The Domestic Money Market V.I. Fund and the Global Allocation V.I. Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value V.I. and Utilities and Telecommunications V.I. Funds commenced operations on July 1, 1993. The Developing Capital Markets V.I. Fund and Government Bond V.I. Fund commenced operations on May 2, 1994. The Index 500 V.I. Fund commenced operations on December 13, 1996. The Global Growth V.I. Fund commenced operations on June 5, 1998. The Fundamental Growth V.I. Fund commenced operations on April 3, 2000. The Focus Twenty V.I. Fund commenced operations on July 10, 2000. The Large Cap Value V.I. Fund commenced operations on April 23, 2001.

35

The authorized capital stock of the Company consists of 7,000,000,000 shares of Class I Common Stock, par value $0.10 per share, 3,900,000,000 shares of Class II Common Stock and 3,500,000,000 shares of Class III Common Stock, par value $0.10 per share. The shares of each class of Common Stock are each divided into sixteen classes designated Merrill Lynch American Balanced V.I. Fund Common Stock, Merrill Lynch Basic Value V.I. Fund Common Stock, Merrill Lynch Core Bond V.I. Fund Common Stock, Merrill Lynch Domestic Money Market V.I. Fund Common Stock, Merrill Lynch Fundamental Growth V.I. Fund Common Stock, Merrill Lynch Global Allocation V.I. Fund Common Stock, Merrill Lynch Global Growth V.I. Fund Common Stock, Merrill Lynch Government Bond V.I. Fund Common Stock, Merrill Lynch High Current Income V.I. Fund Common Stock, Merrill Lynch Index 500 V.I. Common Stock, Merrill Lynch International Value V.I. Fund Common Stock, Merrill Lynch Large Cap Growth V.I. Common Stock, Merrill Lynch Large Cap Core V.I. Fund Common Stock, Merrill Lynch Large Cap Value V.I. Fund Common Stock, Merrill Lynch Small Cap Value V.I. Fund and Merrill Lynch Utilities and Telecommunications V.I. Fund, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract owners, offer and sell shares of one or more of such classes.

All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under “Redemption of Shares.” Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

Family Life purchased $1,000 worth of shares of the American Balanced V.I. Fund on April 29, 1988 and $1,999,000 worth of shares of each such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company’s other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market V.I. and Global Allocation V.I. Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market V.I. Fund on February 20, 1992, $2,000,000 worth of shares of the Global Allocation V.I. Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value V.I. and Utilities and Telecommunications V.I. Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $2,000,000 worth of shares of each of the Basic Value V.I. Fund and the Utilities and Telecommunications V.I. Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares Developing Capital Markets V.I. Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond V.I. Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 V.I. Fund. On April 16, 1998, MLLIC purchased $1,000 worth of shares of the Global Growth V.I. Fund. On March 20, 2000, MLLIC purchased $1,000,000 worth of shares of the Fundamental Growth V.I. Fund. On July 7, 2000, MLLIC purchased $1,000,000 worth of shares of the Focus Twenty V.I. Fund. On April 23, 2001, MLLIC purchased $1,000,000 worth of shares of the Large Cap Value V.I. Fund.

Custodian

Brown Brothers Harriman & Co. (the “Custodian”), 40 Water Street, Boston, Massachusetts 02109, is each Fund’s Custodian.

36

Transfer and Dividend Disbursing Agent

Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Counsel and Auditor

Clifford Chance US LLP, counsel to the Company, passes on legal matters for the Company in connection with the shares offered by the Prospectus. Deloitte & Touche LLP, independent auditors, are auditors of the Company.

Shareholders Reports

The Company issues to its shareholders reports, at least semi-annually, containing unaudited financial statements and annual reports containing financial statements examined by auditors approved annually by the Directors.

Shareholder Inquiries

Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

As of November 7, 2003, the following entities owned, beneficially or of record, 5% or more of a class of shares of each predecessor Fund:

Name of Fund	Name and Address of Shareholder	Percent of Class
ML International Value V.I. Fund

ML LIFE INSURANCE COMPANY ATTN: MLIG FINANCE	800 Scudders Mill Road Plainsboro, NJ 08536	76.14% of Class I

ML LIFE INSURANCE COMP OF NY ATTN: MLIG FINANCE	800 Scudders Mill Road Plainsboro, NJ 08536	6.76% of Class I

ML Large Cap Growth V.I. Fund

ML LIFE INSURANCE CO ATTN: MLIG FINANCE	800 Scudders Mill Road Plainsboro, NJ 08536	61.76% of Class I

ML LIFE INSURANCE COMPANY ATTN: MLIG FINANCE	800 Scudders Mill Road Plainsboro, NJ 08536	9.48% of Class I

ML LIFE INSURANCE COMPANY ATTN: MLIG FINANCE	800 Scudders Mill Road Plainsboro, NJ 08536	6.08% of Class I

ML LIFE INSURANCE COMPANY ATTN: MLIG FINANCE	800 Scudders Mill Road Plainsboro, NJ 08536	5.97% of Class I

37

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description

1	(a)	—	Articles of Incorporation of Registrant.(a)

1	(b)	—	Form of Articles Supplementary of Registrant.(b)

1	(c)	—	Form of Articles of Amendment of Registrant.(c)

1	(d)	—	Form of Articles Supplementary of Registrant.(d)

1	(e)	—	Form of Articles Supplementary of Registrant.(e)

1	(f)	—	Form of Articles Supplementary of Registrant.(f)

1	(g)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the redesignation of shares of common stock as Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch World Income Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock and Merrill Lynch International Equity Focus Fund Common Stock.(r)

1	(h)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch International Bond Fund Common Stock and Merrill Lynch Intermediate Government Bond Fund Common Stock.(t)

1	(i)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Index 500 Fund Common Stock.(v)

1	(j)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to the reclassification of Merrill Lynch Flexible Strategy Fund Common Stock as Merrill Lynch Global Strategy Focus Fund Common Stock, the reclassification of the Merrill Lynch International Bond Fund Common Stock as Merrill Lynch World Income Focus Fund Common Stock, the change in name of the class of shares of common stock designated as Merrill Lynch Intermediate Government Bond Fund to Merrill Lynch Government Bond Fund, and the change in the name of the class of shares of common stock designated as Merrill Lynch World Income Focus Fund to Merrill Lynch Global Bond Focus Fund.(w)

1	(k)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to designation of Class A and Class B shares.(y)

1	(l)	—	Form of Articles of Amendment redesignating the Class A and Class B Shares of the Equity Growth Fund as Class A and Class B Shares of the Special Value Focus Fund.(cc)

1	(m)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Global Growth Focus Fund Common Stock and Merrill Lynch Capital Focus Fund.(ee)

1	(n)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Fundamental Growth Focus Fund Common Stock and a change in the amount of Class A Shares of the Merrill Lynch Basic Value Focus Fund, Merrill Lynch High Current Income Fund, and Merrill Lynch Prime Bond Fund.(kk)

1	(o)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Focus Twenty Select Fund.(ii)

1	(p)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Capital Focus Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch Global Strategy Focus Fund and Merrill Lynch Quality Equity Fund.(mm)

1	(q)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Core Bond Focus Fund and a change in the amount of Class A Shares of the Merrill Lynch Large Cap Core Focus Fund.(nn)

1	(r)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Large Cap Value Focus Fund and a change in the amount of Class B Shares of the Merrill Lynch Large Cap Value Focus Fund.(oo)

C-1

Exhibit Number			Description
1	(s)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to changes in the names of the classes of shares of common stock of all Funds.(qq)

1	(t)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Domestic Money Market V.I. Fund and a change in the amount of Class A Shares of the Merrill Lynch Government Bond V.I. Fund.(rr)

1	(u)	—	Articles of Amendment to Articles Supplementary.

1	(v)	—	Articles Supplementary relating to the designation of Class III shares.

1	(w)	—	Articles Supplementary relating to the designation of shares of common stock as Merrill Lynch International Value V.I. Fund common stock and Merrill Lynch Large Cap Growth V.I. Fund common stock.

2		—	By-Laws of Registrant, as amended.(g)

3		—	Specimen certificate for shares of common stock of Registrant.(h)

4	(a)	—	Investment Advisory Agreement for Merrill Lynch Reserve Assets Fund.(i)

4	(b)	—	Investment Advisory Agreement for the Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund and Merrill Lynch Special Value Focus Fund.(j)

4	(c)	—	Form of Investment Advisory Agreement for Merrill Lynch Index 500 Fund.(x)

4	(d)	—	Form of Investment Advisory Agreement for Merrill Lynch Natural Resources Focus Fund and Merrill Lynch American Balanced Fund.(l)

4	(e)	—	Form of Investment Advisory Agreement for Merrill Lynch Domestic Money Market Fund and Merrill Lynch Global Strategy Focus Fund.(m)

4	(f)	—	Form of Investment Advisory Agreement for Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund and Merrill Lynch International Equity Focus Fund.(s)

4	(g)	—	Form of Investment Advisory Agreement for Merrill Lynch Developing Capital Markets Focus Fund and Merrill Lynch Government Bond Fund.(t)

4	(h)	—	Form of Sub-Advisory Agreement between Merrill Lynch Asset Management L.P. and Merrill Lynch Asset Management U.K. Limited.(ff)

4	(i)	—	Form of Investment Advisory Agreement for Merrill Lynch Global Growth Focus Fund and Merrill Lynch Capital Focus Fund.(dd)

4	(j)	—	Form of Investment Advisory Agreement for Merrill Lynch Fundamental Growth Focus Fund.(ll)

4	(k)	—	Form of Investment Advisory Agreement for Merrill Lynch Focus Twenty Select Fund.(jj)

4	(l)	—	Form of Investment Advisory Agreement for Merrill Lynch Large Cap Value Focus Fund.(pp)

4	(m)	—	Form of Investment Advisory Agreement for Merrill Lynch International Value V.I. Fund.

4	(n)	—	Form of Investment Advisory Agreement for Merrill Lynch Large Cap Growth V.I. Fund.

5	(a)	—	Form of Distribution Agreement.(n)

5	(b)	—	Form of Distribution Agreement relating to the Class B shares.(z)

5	(c)	—	Form of Distribution Agreement relating to the Class III shares.

6		—	None.

7	(a)	—	Form of Custodian Agreement with Brown Brothers Harriman & Co.(aa)

8	(a)	—	Form of Securities Lending Agency Agreement betweem the Registrant and QA Advisors LLC dated August 10, 2001.(ss)

8	(b)	—	Form of Transfer Agency, and Dividend Disbursing Agreement.(p)

8	(c)	—	Form of Agreement relating to the use of the "Merrill Lynch" name.(q)

8	(d)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on From N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

9		—	Opinion of Counsel (filed with Rule 24F-2 Notice).

10	(a)	—	Consent of Deloitte & Touche LLP.

10	(b)	—	Consent of Ernst & Young LLP.

11		—	None.

12		—	None.

13	(a)	—	Form of Distribution Plan relating to Class B shares.(bb)

13	(b)	—	Form of Distribution Plan relating to Class III shares.

14		—	Rule 18f-3 Plan, as revised.

15		—	Code of Ethics.(tt)

24		—	Power of Attorney for Robert S. Salomon, Jr.(u)

C-2

(a)	Incorporated by reference to Exhibit 1 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).
(b)	Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement.
(c)	Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 7 to the Registration Statement.
(d)	Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 10 to the Registration Statement.
(e)	Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.
(f)	Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 16 to the Registration Statement (“Post-Effective Amendment No. 16”).
(g)	Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 11 to the Registration Statement (“Post-Effective Amendment No. 11”).
(h)	Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement (“Post-Effective Amendment No. 4”).
(i)	Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 8 to the Registration Statement (“Post-Effective Amendment No. 8”).
(j)	Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 8.
(k)	Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement (“Post-Effective Amendment No. 24”).
(l)	Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 11.
(m)	Incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 16.
(n)	Incorporated by reference to Exhibit 6(a) to Amendment No. 1 to Registrant’s Registration Statement (“Amendment No. 1”).
(o)	Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 4 to the Registration Statement.
(p)	Incorporated by reference to Exhibit 9(b) to Amendment No. 1.
(q)	Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 to the Registration Statement.
(r)	Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 20 to the Registration Statement.
(s)	Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement.
(t)	Incorporated by reference to Exhibit 24 to Post-Effective Amendment No. 24.
(u)	Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26 to the Registration Statement.
(v)	Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 26 to the Registration Statement.
(w)	Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 26 to the Registration Statement.
(x)	Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 27 to the Registration Statement.
(y)	Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 27 to the Registration Statement.
(aa)	Incorporated by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739), filed on January 30, 2002.
(bb)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement.
(cc)	Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 28 to the Registration Statement.
(dd)	Incorporated by reference to Exhibit 5(i) to Post-Effective Amendment No. 30 to the Registration Statement.

C-3

(ee)	Incorporated by reference to Exhibit 1(m) to Post-Effective Amendment No. 30 to the Registration Statement.
(ff)	Incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 27 to the Registration Statement.
(gg)	Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 34 to the Registration Statement.
(hh)	Incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 34 to the Registration Statement.
(Ii)	Incorporated by reference to Exhibit 1(o) to Post-Effective Amendment No. 35 to the Registration Statement.
(jj)	Incorporated by reference to Exhibit 5(k) to Post-Effective Amendment No. 35 to the Registration Statement.
(kk)	Incorporated by reference to Exhibit 1(n) to Post-Effective Amendment No. 33 to the Registration Statement.
(ll)	Incorporated by reference to Exhibit 5(j) to Post-Effective Amendment No. 33 to the Registration Statement.
(mm)	Incorporated by reference to Exhibit 1(p) to Post-Effective Amendment No. 38 to the Registration Statement.
(nn)	Incorporated by reference to Exhibit 1(q) to Post-Effective Amendment No. 38 to the Registration Statement.
(oo)	Incorporated by reference to Exhibit 1(r) to Post-Effective Amendment No. 38 to the Registration Statement.
(pp)	Incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 38 to the Registration Statement.
(qq)	Incorporated by reference to Exhibit 1(s) to Post-Effective Amendment No. 39 to the Registration Statement.
(rr)	Incorporated by reference to Exhibit 1(t) to Post-Effective Amendment No. 39 to the Registration Statement.
(ss)	Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N1-A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.
(tt)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.

Item 24. Persons Controlled by or under Common Control with Registrant.

Not applicable.

Item 25. Indemnification.

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if; (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant’s Certificate of Incorporation, Article VI of Registrant’s By-laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person

C-4

or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Manager.

Merrill Lynch Investment Managers, L.P. (the “Investment Adviser” or “MLIM”) acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as subadviser to certain other portfolios.

Fund Asset Management, L.P. (“FAM”), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011 except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, LP (“Princeton Administrators”) is also PO Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (FAMD) is PO Box 9081, Princeton,

C-5

New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower 250 Vesey Street, New York, New York 10080. The address of Financial Data Services, Inc. (“FDS”) is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 2001 for his, her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by MLIM, FAM or their affiliates, and Mr. Doll is an officer of one or more of such companies.

Name	Positions with Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co	Limited Partner	Financial Services Holding Company; Limited Partner of FAM

Princeton Services	General Partner	General Partner of FAM

Robert C. Doll, Jr.	President	President of FAM; CO-Head (Americas Region) of the Manager from 2000 to 2001; Senior Vice President of the Manager and FAM from 1999 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Lawrence D. Haber	First Vice President Chief Financial Officer	Chief Financial Officer of FAM; Senior Vice President and Treasurer of Princeton Services, Inc.

Brian A. Murdock	First Vice President Chief Operating Officer	Executive Vice President of Princeton Services; Chief Operating Officer of FAM; Chief Investment Officer of EMEA Pacific Region and Global CIO for Fixed Income and Alternative Investments; Head of MLIM’s Pacific Region and President of MLIM Japan, Australia and Asia

Andrew J. Donohue	General Counsel	General Counsel of FAM and Princeton Services

(b) Merrill Lynch Asset Management UK Limited (“MLAM UK”) acts as sub-adviser to a number of affiliated registered investment companies.

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The address of each of these investment companies is PO Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM UK is 33 King William Street, London EC4R 9AS, England.

Set forth below is a list of each executive officer and director of MLAM UK indicating each business profession, vocation or employment of a substantial nature in which each such person had been engaged since January 1, 2001, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Burke is an officer of one or more of the registered investment companies advised by MLIM, FAM or their affiliates:

Name	Position with MLAM UK	Other Substantial Business, Profession, Vocation or Employment
Nicholas C.D. Hall	Director	Director of MLIM and the Institutional Liquidity Fund PLC; First Vice President and General Counsel for MLIM (EMEA Region)

James T. Stratford	Alternate Director	Director of MLIM; Head of Compliance, MLIM (EMEA Region)

Donald C. Burke	Treasurer	First Vice President and Treasurer of MLIM and FAM; Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Debra Anne Searle	Company Secretary	None

Item 27. Principal Underwriters.

 (a) FAMD acts as the principal underwriter for each of the following registered investment companies including the Registrant: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Funds II, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Equity Dividend Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Principal Protected Trust, Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

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(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081.

Name	Position(s) and Office(s) with Underwriter	Position(s) and Office(s) with Registrant
Brian A. Murdock	President	None
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Donald C. Burke	Vice President	Vice President and Treasurer

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the Rules thereunder are maintained at the offices of the Registrant, its Investment Adviser, its Custodian, and its Transfer Agent.

Item 29. Management Services.

Other than as set forth in the Prospectus constituting Part A of the Registration Statement and under the captions “Management of the Company” and “Investment Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request, and without charge.

The Company hereby undertakes to comply with the restrictions on indemnification set forth in Investment Company Act Release No. IC-11330, September 2, 1980.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of November, 2003.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
(Registrant)

By:	/s/ Donald C. Burke (Donald C. Burke, Treasurer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registrant’s Registration Statement has been signed below by the following person in the capacity and on the date indicated.

	Signature	Title	Date
	* (Terry K. Glenn)	President (Principal Executive Officer) and Director

	* (Donald C. Burke)	Treasurer (Principal Financial and Accounting Officer)

	* (James H. Bodurtha)	Director

	* (Joe Grills)	Director

	* (Herbert I. London)	Director

	* (André F. Perold)	Director

	* (Roberta Cooper Ramo)	Director

	* (Robert S. Salomon, Jr.)	Director

	* (Stephen B. Swensrud)	Director

*By:	/s/ Donald C. Burke (Donald C. Burke, Attorney-in-Fact)		November 20 , 2003

C-9

EXHIBIT INDEX

Exhibit Number			Description
1	(u)	—	Articles of Amendment to Articles Supplementary.
1	(v)	—	Articles Supplementary relating to the designation of Class III shares.
1	(w)	—	Articles Supplementary relating to the designation of shares of common stock as Merrill Lynch International Value V.I. Fund common stock and Merrill Lynch Large Cap Growth V.I. Fund common stock.
4	(m)	—	Form of Investment Advisory Agreement for Merrill Lynch International Value V.I. Fund.
4	(n)	—	Form of Investment Advisory Agreement for Merrill Lynch Large Cap Growth V.I. Fund.
5	(c)	—	Form of Distribution Agreement relating to the Class III shares.
10	(a)	—	Consent of Deloitte & Touche LLP.
10	(b)	—	Consent of Ernst & Young LLP.
13	(b)	—	Form of Distribution Plan relating to Class III shares.
14		—	Rule 18f3 Plan, as revised.